Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-3

Collection Period	03/01/17-03/31/17
Determination Date	4/10/2017
Distribution Date	4/17/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$315,776,177.17
2.	Collections allocable to Principal		$15,487,383.25
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$737,647.49
5.	Pool Balance on the close of the last day of the related Collection Period		$299,551,146.43
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		30,074
7.	Initial Pool Balance		$1,000,000,011.82
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$142,776,177.11	$126,551,146.37
	d. Class A-4 Note Balance	$111,500,000.00	$111,500,000.00
	e. Class B Note Balance	$12,000,000.00	$12,000,000.00
	f. Class C Note Balance	$22,500,000.00	$22,500,000.00
	g. Class D Note Balance	$22,000,000.00	$22,000,000.00
	h. Note Balance (sum a - g)	$310,776,177.11	$294,551,146.37
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.4326551	0.3834883
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.3107762	0.2945511
10.	Overcollateralization Target Amount		$5,000,000.06
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.06
12.	Weighted Average Coupon	%	7.06%
13.	Weighted Average Original Term (months)	months	66.73
14.	Weighted Average Remaining Term (months)	months	32.47
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,873,364.72
	b. Liquidation Proceeds allocable to Finance Charge		$1,626.17
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,874,990.89
16.	Principal:
	a. Collections allocable to Principal		$15,487,383.25
	b. Liquidation Proceeds allocable to Principal		$433,748.05
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$15,921,131.30

17.	Total Finance Charge and Principal Collections (15d + 16d)	$17,796,122.19
18.	Interest Income from Collection Account	$6,865.34
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$17,802,987.53
Available Funds
21.	Available Collections	$17,802,987.53
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$17,802,987.53
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$263,146.81
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$263,146.81
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$138,016.97
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$138,016.97
	m. Class A-4 Monthly Interest	$160,745.83
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$160,745.83
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$20,400.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$20,400.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$42,937.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$42,937.50
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$51,150.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$51,150.00
34.	Quaternary Principal Distributable Amount	$11,225,030.68
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$11,901,427.79
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.06
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,874,990.89
	b. Total Daily Deposits of Principal Collections	$15,921,131.30
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$6,865.34
	e. Total Deposits to Collection Account (sum a - d)	$17,802,987.53
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$263,146.81
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,638,281.04
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$901,559.68
	f. Total Withdrawals from Collection Account (sum a - e)	$17,802,987.53
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$138,016.97
	d. Class A-4 Interest Distribution	$160,745.83
	e. Class B Interest Distribution	$20,400.00
	f. Class C Interest Distribution	$42,937.50
	g. Class D Interest Distribution	$51,150.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$16,225,030.74
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$16,638,281.04
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$16,363,047.71
	d. Class A-4 Distribution	$160,745.83
	e. Class B Distribution	$20,400.00
	f. Class C Distribution	$42,937.50
	g. Class D Distribution	$51,150.00
	h. Total Withdrawals from Note Payment Account (sum a - g)	$16,638,281.04

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$901,559.68
	b. Reserve Account surplus (Ln 55)	$1,183.98
	c. Total Deposits to Certificate Payment Account (sum a - b)	$902,743.66
46.	Withdrawals
	a. Certificateholder Distribution	$902,743.66
	b. Total Withdrawals from Certificate Payment Account	$902,743.66
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.03	$2,500,000.03
	b. Note Balance	$294,551,146.37
48.	Required Reserve Account Amount	$2,500,000.03
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.03
50.	Investment Earnings	$1,183.98
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,501,184.01
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$1,183.98
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$263,146.81
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$16,638,281.04
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$901,559.68
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,183.98
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$16,363,047.71
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$160,745.83
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$20,400.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$42,937.50
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$51,150.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$902,743.66

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	621	$7,962,483.40
	b. 61 to 90 days past due	228	$3,036,965.78
	c. 91 to 120 days past due	59	$670,672.09
	d. 121 or more days past due	1	$12,836.56
	e. Total Past Due (sum a - d)	909	$11,682,957.83
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)%		3.9002%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	62	$737,647.49
74.	Liquidation Proceeds (recoveries)	231	$435,374.22
75.	Net Losses (Ln 73 - Ln 74)		$302,273.27
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)%		0.0957%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	2,047	$29,364,883.13
78.	Liquidation Proceeds (recoveries)	1,802	$13,643,411.10
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$15,721,472.03
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)%		1.5721%
81.	Average Net Loss on Defaulted Receivables		$7,680.25

Servicer Covenant
82.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,006,707,000.00
83.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer